Segment And Geographic Information (Profit Or Loss And Assets For Reportable Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Total revenues	$ 4,033,310,000		$ 3,797,394,000		$ 3,657,649,000
Total Adjusted EBITDA	344,467,000		340,561,000		339,788,000
Depreciation and amortization	(114,860,000)		(92,328,000)		(68,971,000)
Compensation expense related to the award right granted to our CEO					(2,214,000)
Gains from sale of property and equipment	10,326,000		3,328,000		7,123,000
Write off of property and equipment	(6,489,000)		(4,259,000)		(3,570,000)
Impairment of long-lived assets	(2,958,000)		(1,982,000)		(1,715,000)
Impairment of goodwill	0		(683,000)		(2,077,000)
Incremental compensation expense related to ADBV long-term incentive plan					(10,526,000)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	(1,964,000)		(7,997,000)		(5,703,000)
Cash bonus related to the initial public offering					(1,382,000)
Operating income	228,522,000		236,640,000		250,753,000
Net interest expense	(88,156,000)		(54,247,000)		(60,749,000)
Loss from derivative instruments	(4,141,000)		(891,000)		(9,237,000)
Foreign currency exchange results	(38,783,000)		(18,420,000)		(23,926,000)
Other non-operating (expenses) income, net	(848,000)		(2,119,000)		3,562,000
Income tax expense	(42,722,000)		(46,375,000)		(44,603,000)
Less: Net income attributable to non-controlling interests	(18,000)		(256,000)		(271,000)
Net income attributable to Arcos Dorados Holdings Inc	53,854,000		114,332,000		115,529,000
Property and equipment expenditures	313,462,000		294,478,000		319,859,000
Total assets	2,180,259,000		2,049,163,000
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	31,997,000	[1]	34,269,000	[1]	43,790,000	[1]
Total assets	(287,113,000)	[1]	(332,914,000)	[1]
Brazil [Member]
Segment Reporting Information [Line Items]
Total revenues	1,842,324,000		1,797,556,000		1,890,824,000
Total Adjusted EBITDA	245,957,000		240,954,000		289,462,000
Depreciation and amortization	(57,818,000)		(47,659,000)		(44,503,000)
Property and equipment expenditures	127,743,000		133,734,000		142,111,000
Total assets	907,406,000		921,003,000
Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total revenues	830,447,000		754,730,000		663,981,000
Total Adjusted EBITDA	67,180,000		69,109,000		53,754,000
Depreciation and amortization	(28,663,000)		(26,164,000)		(20,052,000)
Property and equipment expenditures	99,565,000		51,972,000		61,997,000
Total assets	692,689,000		588,166,000
NOLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	407,772,000		384,041,000		355,265,000
Total Adjusted EBITDA	27,397,000		26,738,000		19,551,000
Depreciation and amortization	(28,597,000)		(26,628,000)		(25,670,000)
Property and equipment expenditures	32,533,000		36,759,000		48,914,000
Total assets	412,466,000		419,545,000
SLAD [Member]
Segment Reporting Information [Line Items]
Total revenues	952,767,000		861,067,000		747,579,000
Total Adjusted EBITDA	105,495,000		93,756,000		77,214,000
Depreciation and amortization	(23,172,000)		(18,867,000)		(16,000,000)
Property and equipment expenditures	51,337,000		69,672,000		64,256,000
Total assets	340,795,000		343,727,000
Others [Member]
Segment Reporting Information [Line Items]
Property and equipment expenditures	2,284,000		2,341,000		2,581,000
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	446,029,000		430,557,000		439,981,000
Depreciation and amortization	(138,250,000)		(119,318,000)		(106,225,000)
Total assets	2,353,356,000		2,272,441,000
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total Adjusted EBITDA	(101,562,000)	[2]	(89,996,000)	[2]	(100,193,000)	[2]
Depreciation and amortization	(8,607,000)	[2]	(7,279,000)	[2]	(6,536,000)	[2]
Total assets	$ 114,016,000	[2]	$ 109,636,000	[2]

[1]	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization
[2]	Primarily relates to corporate general and administrative expenses and assets. Corporate general and administrative expenses consist of home office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. Corporate assets primarily include corporate cash and cash equivalents, receivable with an independent logistic operator and guarantee deposits.